INVESTMENT IN SURGE BATTERY METALS INC. - Disclosure of share of equity method investments recognized using reporting period (Details) - CAD ($)			12 Months Ended
	Feb. 29, 2024	Jun. 09, 2023	Feb. 29, 2024	Feb. 28, 2023
Investments Accounted For Using Equity Method [Line Items]
Beginning balance			$ 0
Share of loss for the seven-month period ended December 31, 2023	$ 0		(814,238)	$ 0
Ending balance	1,828,201		1,828,201	0
Surge Battery Metals Inc [Member]
Investments Accounted For Using Equity Method [Line Items]
Beginning balance			0
Allocated transaction value of Surge's common shares		$ 3,062,857	3,062,857
Share of loss for the seven-month period ended December 31, 2023			(814,238)
Dilution loss on investment in Surge			(420,418)
Ending balance	$ 1,828,201		$ 1,828,201	$ 0